PLANT AND EQUIPMENT, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)
Buildings and Improvements Gross Collateral To Bank Loan		¥ 35,238			¥ 34,041
Depreciation	¥ 10,226	¥ 9,840	¥ 13,305
Carrying amount of plant and equipment sold				$ 799	5,652
Cash consideration	26,000
Third Party [Member]
Carrying amount of plant and equipment sold					¥ 6,398
Cash consideration	5,600
Loss of disposal	¥ 798